As filed with the Securities and Exchange Commission on May 23, 2011

File Nos. 033-12113
 811-05028

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 199	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 259	☒

PIMCO Funds
(Exact name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including area code:
(866) 746-2606

Copy to:

Robert W. Helm, Esq. Brendan C. Fox, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 199 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 199 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 23rd day of May, 2011.

PIMCO FUNDS
(Registrant)

By:  __________________________
       Brent R. Harris*, President

*By: /s/ BRENDAN C. FOX

       Brendan C. Fox

       as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date
________________________ Brent R. Harris*	Trustee	May 23, 2011
________________________ William J. Popejoy*	Trustee	May 23, 2011
________________________ Vern O. Curtis*	Trustee	May 23, 2011
________________________ E. Philip Cannon*	Trustee	May 23, 2011
________________________ J. Michael Hagan*	Trustee	May 23, 2011
________________________ Douglas M. Hodge*	Trustee	May 23, 2011
________________________ Ronald C. Parker*	Trustee	May 23, 2011
________________________ Brent R. Harris*	President (Principal Executive Officer)	May 23, 2011
________________________ John P. Hardaway*	Treasurer (Principal Financial and Accounting Officer)	May 23, 2011

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

______
*  Pursuant to power of attorney filed with Post-Effective Amendment No. 177 to Registration Statement No. 33-12113 on July 27, 2010.

EXHIBIT LIST

EX-101.INS       XBRL Instance Document

EX-101.SCH     XBRL Taxonomy Extension Schema Document

EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document